Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$121,139,630.84	0.4904438	$103,404,761.91	0.4186428	$17,734,868.93
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$303,919,630.84	0.3300676	$286,184,761.91	0.3108069	$17,734,868.93

Weighted Avg. Coupon (WAC)	4.55%		4.56%
Weighted Avg. Remaining Maturity (WARM)	35.36		34.46
Pool Receivables Balance	$348,777,965.33		$330,384,032.07
Remaining Number of Receivables	35,037		34,180

Adjusted Pool Balance	$337,479,840.71		$319,744,971.78

III. COLLECTIONS

Principal:
Principal Collections	$17,907,910.85
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$556,597.82
Total Principal Collections	$18,464,508.67

Interest:
Interest Collections	$1,314,143.45
Late Fees & Other Charges	$25,015.07
Interest on Repurchase Principal	$-
Total Interest Collections	$1,339,158.52

Collection Account Interest	$1,027.36
Reserve Account Interest	$294.06
Servicer Advances	$-

Total Collections	$19,804,988.61

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$19,804,988.61
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$24,531,778.73
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$290,648.30		$290,648.30	$290,648.30
Collection Account Interest					$1,027.36
Late Fees & Other Charges					$25,015.07
Total due to Servicer					$316,690.73

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$117,101.64		$117,101.64
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$290,058.31		$290,058.31	$290,058.31

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$19,048,386.65

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,734,868.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,734,868.93
Class A-4 Notes				$-
Class A Notes Total:		$17,734,868.93		$17,734,868.93
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$17,734,868.93

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,313,517.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,298,124.62
Beginning Period Amount	$11,298,124.62
Current Period Amortization	$659,064.33
Ending Period Required Amount	$10,639,060.29
Ending Period Amount	$10,639,060.29
Next Distribution Date Amount	$10,002,008.33

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	05/15/13
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	9.94%	10.50%	10.50%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.92%	33,811	98.55%	$325,604,109.66
30 - 60 Days	0.83%	282	1.11%	$3,651,728.29
61 - 90 Days	0.22%	74	0.29%	$948,123.21
91 + Days	0.04%	13	0.05%	$180,070.91
		34,180		$330,384,032.07
Total
Delinquent Receivables 61 + days past due	0.25%	87	0.34%	$1,128,194.12
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	61	0.23%	$786,098.38
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	88	0.32%	$1,171,641.94
Three-Month Average Delinquency Ratio	0.22%		0.30%

Repossession in Current Period		15		$197,623.12
Repossession Inventory		32		$182,702.38

Charge-Offs
Gross Principal of Charge-Off for Current Period				$486,022.41
Recoveries				$(556,597.82)
Net Charge-offs for Current Period				$(70,575.41)

Beginning Pool Balance for Current Period				$348,777,965.33

Net Loss Ratio				-0.24%
Net Loss Ratio for 1st Preceding Collection Period				1.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.01%
Three-Month Average Net Loss Ratio for Current Period				0.27%

Cumulative Net Losses for All Periods				$5,303,084.32
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$924,266.67
Number of Extensions				69

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